Borrowings - Notes to borrowings (Details) $ in Thousands					1 Months Ended		12 Months Ended
	Nov. 06, 2022	Aug. 19, 2022 USD ($) installment	Feb. 21, 2022 item	Feb. 02, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 08, 2022 USD ($)	Nov. 04, 2021 USD ($)	Oct. 28, 2021 USD ($)	Sep. 08, 2021 USD ($)	Aug. 31, 2020 USD ($)
Borrowings
Outstanding							$ 1,465,437	$ 1,439,603	$ 1,344,817				$ 30,500
Interest rate basis							three
Borrowing							$ 1,465,437	1,439,603	1,344,817				$ 30,500
Grace period	2 years
Amount of borrowings repaid							328,775	266,839	$ 71,466
Notes
Borrowings
Outstanding							986,500	827,300
Borrowing							986,500	827,300
Secured notes, fixed 4.556%, matures in 2024
Borrowings
Nominal value								$ 71,800
Interest rate								4.556%
Outstanding								$ 68,500
Borrowing								68,500
Offshore loan with Citibank N.A.
Borrowings
Amount of installments for repayment				$ 11,700
Aeropuertos Argentina 2000 S.A.("AA2000") | Senior secured guarantee notes, fixed 8.500%, matures in 2031
Borrowings
Interest rate												8.50%
Outstanding												$ 208,900
Borrowing												$ 208,900
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 3 Notes, fixed 4.000%, matures in 2023
Borrowings
Interest rate													5.50%
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 4 Notes, fixed 9.500%, matures in 2028
Borrowings
Interest rate											9.50%
Outstanding											$ 62,000
Borrowing											$ 62,000
ACI
Borrowings
Outstanding							8,500
Borrowing							8,500
ACI | Senior secured guarantee notes, fixed 6.875%, matures in 2034
Borrowings
Nominal value							$ 246,200	$ 246,200
Interest rate							6.875%	6.875%
Outstanding							$ 234,600	$ 233,600
Interest payment account							12,900
Borrowing							234,600	233,600
ACI | Senior secured guarantee notes, fixed 6.875%, matures in 2032
Borrowings
Nominal value							14,600	$ 14,600
Interest rate								6.875%
Outstanding							12,500	$ 13,300
Borrowing							$ 12,500	13,300
CAI | Senior secured guarantee notes, fixed 6.875%, matures in 2032
Borrowings
Interest rate							6.875%
CAI | Secured notes, fixed 4.556%, matures in 2024
Borrowings
Nominal value							$ 71,800
Interest rate							4.556%
Outstanding							$ 64,900
Borrowing							64,900
AA2000
Borrowings
Outstanding														$ 2,000
Borrowing														$ 2,000
AA2000 | Senior secured guarantee notes, fixed 6.875%, matures in 2027
Borrowings
Nominal value							$ 212,300	$ 212,300
Interest rate							6.875%	6.875%
Outstanding							$ 91,100	$ 113,900
Borrowing							91,100	113,900
AA2000 | Senior secured guarantee notes, fixed 8.500%, matures in 2031
Borrowings
Nominal value							$ 208,900	$ 208,900
Interest rate							8.50%	8.50%
Outstanding							$ 208,100	$ 207,900
Borrowing							208,100	207,900
AA2000 | Class 2 Notes Series 2020, fixed 0.0000%, matures in 2022
Borrowings
Nominal value								$ 40,000
Interest rate								0.00%
Outstanding								$ 40,000
Borrowing								40,000
Amount of borrowings repurchased						$ 25,400
Amount of borrowings repaid					$ 12,600
AA2000 | Class 3 Notes, fixed 4.000%, matures in 2023
Borrowings
Nominal value							$ 30,500	$ 30,500
Interest rate							4.00%	4.00%
Outstanding							$ 30,500	$ 30,300
Borrowing							30,500	30,300
AA2000 | Class 1 Series 2021 Notes, fixed 8.500%, matures in 2031
Borrowings
Nominal value							$ 64,000	$ 64,000
Interest rate							8.50%	8.50%
Outstanding							$ 60,600	$ 60,100
Borrowing							60,600	60,100
AA2000 | Class 4 Notes, fixed 9.500%, matures in 2028
Borrowings
Nominal value							$ 62,000	$ 62,000
Interest rate							9.50%	9.50%
Outstanding							$ 60,200	$ 59,700
Borrowing							60,200	$ 59,700
AA2000 | Class 5 Notes, fixed 5.500%, matures in 2032
Borrowings
Nominal value							$ 138,000			$ 20,000
Interest rate							5.50%			0.00%
Outstanding							$ 138,300
Borrowing							138,300
Grace period			5 years
AA2000 | Class 5 Notes, fixed 2.000%, matures in 2025
Borrowings
Nominal value		$ 30,000					$ 36,000
Interest rate							2.00%
Outstanding							$ 35,900
Borrowing							35,900
Number of installments for repayment | installment		3
AA2000 | Class 7 Notes, fixed 0.0000%, matures in 2025
Borrowings
Nominal value							$ 20,000
Interest rate							0.00%
Outstanding							$ 19,900
Borrowing							19,900
AA2000 | Class 9 Notes, fixed 0.0000%, matures in 2026
Borrowings
Nominal value							$ 30,000
Interest rate		0.00%					0.00%
Outstanding							$ 29,900
Borrowing							$ 29,900
Amount of installments for repayment		$ 10,000
Nominal value of notes after integration		25,400
Nominal value of notes integrated in ARS		$ 4,600
AA2000 | Class 5 Notes and Class 6 Notes
Borrowings
Number of tranches | item			2
AA2000 | Aeropuertos Argentina 2000 S.A.("AA2000") | Class 5 Notes and Class 6 Notes
Borrowings
Outstanding													$ 174,000
Borrowing													$ 174,000